THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.2%
	Shares	Value
CHINA — 99.2%
Communication Services — 3.5%
G-bits Network Technology Xiamen, Cl A	4,400	$185,474
Perfect World, Cl A	181,000	383,319
Wanda Film Holding, Cl A *	40,900	65,263
		634,056
Consumer Discretionary — 8.2%
BYD, Cl A	10,100	467,991
Gree Electric Appliances of Zhuhai, Cl A	39,400	247,077
Hisense Home Appliances Group, Cl A	17,700	63,504
Midea Group, Cl A	69,500	700,516
		1,479,088
Consumer Staples — 11.5%
Eastroc Beverage Group, Cl A	9,060	397,213
Fujian Wanchen Biotechnology Group, Cl A	2,600	65,422
Inner Mongolia Yili Industrial Group, Cl A	11,900	46,316
Kweichow Moutai, Cl A	5,072	998,037
Wuliangye Yibin, Cl A	34,000	564,361
		2,071,349

Energy — 0.8%
China Coal Energy, Cl A	96,800	147,839
		147,839
Financials — 26.9%
Bank of Changsha, Cl A	97,500	135,297
Bank of Hangzhou, Cl A	100,400	235,752
Bank of Jiangsu, Cl A	188,130	313,587
Bank of Nanjing, Cl A	93,312	151,370
Bank of Shanghai, Cl A	106,100	157,154
Bank of Suzhou, Cl A	87,100	106,760
China Everbright Bank, Cl A	297,900	172,590
China Merchants Bank, Cl A	84,097	539,463
Chongqing Rural Commercial Bank, Cl A	190,400	189,785
GF Securities, Cl A	186,000	436,492
Hithink RoyalFlush Information Network, Cl A	2,500	95,283
Huatai Securities, Cl A	189,800	471,907
Industrial Bank, Cl A	113,700	370,474
Jiangsu Changshu Rural Commercial Bank, Cl A	187,352	192,762
Jiangsu Zhangjiagang Rural Commercial Bank, Cl A	87,300	54,843
New China Life Insurance, Cl A	45,400	370,773
People’s Insurance Group of China, Cl A	249,600	303,500
Ping An Insurance Group of China, Cl A	25,300	195,953
Postal Savings Bank of China, Cl A	99,500	75,981
Qilu Bank, Cl A	38,400	33,880

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
CHINA (continued)
Financials (continued)
Qingdao Rural Commercial Bank, Cl A	237,000	$119,440
Shanghai Rural Commercial Bank, Cl A	101,000	136,769
		4,859,815
Health Care — 6.8%
Amoy Diagnostics, Cl A	49,800	149,682
Jiangsu Hengrui Pharmaceuticals, Cl A	45,300	328,217
WuXi AppTec, Cl A	56,000	543,727
Yunnan Baiyao Group, Cl A	27,700	215,741
		1,237,367
Industrials — 14.9%
Beijing Sifang Automation, Cl A	159,100	361,371
China State Construction Engineering, Cl A	562,700	453,261
Contemporary Amperex Technology, Cl A	23,468	826,326
Sany Heavy Industry, Cl A	80,500	201,723
SF Holding, Cl A	43,900	298,830
Shanghai Liangxin Electrical, Cl A	71,500	88,936
STO Express, Cl A	54,700	81,632
Sumec, Cl A	263,200	353,106
		2,665,185
Information Technology — 8.5%
Advanced Micro-Fabrication Equipment China, Cl A	6,400	162,878
Cambricon Technologies, Cl A *	5,400	453,446
Eoptolink Technology, Cl A	19,280	341,881
Foxconn Industrial Internet, Cl A	51,100	152,519
Luxshare Precision Industry, Cl A	34,400	166,594
Will Semiconductor Shanghai, Cl A	11,800	210,280
Yealink Network Technology, Cl A	11,300	54,835
		1,542,433
Materials — 14.1%
China Jushi, Cl A	89,200	141,960
CMOC Group, Cl A	326,500	383,788
Darbond Technology, Cl A	31,800	180,328
Huaxin Cement, Cl A	125,600	207,605
Meihua Holdings Group, Cl A	186,900	278,922
Shandong Nanshan Aluminum, Cl A	526,800	281,670
Yonfer Agricultural Technology, Cl A	34,701	66,998
Zhejiang Jiahua Energy Chemical Industry, Cl A	216,700	255,932
Zhejiang NHU, Cl A	115,000	341,477

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
CHINA (continued)
Materials (continued)
Zijin Mining Group, Cl A	153,800	$418,685
		2,557,365
Real Estate — 2.6%
Beijing Urban Construction Investment & Development, Cl A	363,900	230,640
Nanjing Gaoke, Cl A	226,000	243,253
		473,893
Utilities — 1.4%
China Yangtze Power, Cl A	10,900	45,863
Huadian Power International, Cl A	269,900	206,104
		251,967
TOTAL COMMON STOCK
(Cost $16,181,010)		17,920,357

TOTAL INVESTMENTS— 99.2%
(Cost $16,181,010)		$17,920,357

Percentages are based on Net Assets of $18,069,153.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

RAY-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex- CHINA EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value
BRAZIL — 2.3%
Financials — 0.8%
BB Seguridade Participacoes	100,300	$659,190

Health Care — 0.2%
Rede D’Or Sao Luiz	27,700	179,613

Materials — 1.3%
Suzano	103,500	972,070
		1,810,873
CHILE — 0.4%
Consumer Discretionary — 0.4%
Falabella	55,622	294,966

GREECE — 0.7%
Consumer Discretionary — 0.7%
OPAP	23,087	521,687

HUNGARY — 1.8%
Communication Services — 1.2%
Magyar Telekom Telecommunications ADR	182,804	955,618

Energy — 0.6%
MOL Hungarian Oil & Gas	49,599	430,290
		1,385,908
INDIA — 24.4%
Communication Services — 1.9%
Bharti Airtel	53,797	1,260,616
Bharti Hexacom	11,234	255,791
		1,516,407
Consumer Discretionary — 1.6%
Dixon Technologies India	4,543	793,701
Page Industries	826	475,894
		1,269,595
Consumer Staples — 0.3%
Marico	31,059	261,608

Energy — 0.9%
Hindustan Petroleum	134,245	685,705

Financials — 5.6%
Bajaj Finance	63,930	698,116
Bajaj Holdings & Investment	3,559	596,722
Cholamandalam Investment and Finance	8,019	152,226
HDFC Bank	8,359	195,086
HDFC Life Insurance	35,852	340,418
ICICI Bank	53,397	900,203
ICICI Lombard General Insurance	28,887	687,211

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex- CHINA EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
INDIA (continued)
Financials (continued)
Kotak Mahindra Bank	10,860	$273,969
Muthoot Finance	14,498	443,579
		4,287,530
Health Care — 1.4%
GlaxoSmithKline Pharmaceuticals	14,994	592,364
Glenmark Pharmaceuticals	16,100	329,246
Krishna Institute of Medical Sciences *	22,925	180,064
		1,101,674
Industrials — 1.1%
InterGlobe Aviation *	10,511	732,498
Polycab India	2,040	155,831
		888,329
Information Technology — 7.2%
HCL Technologies	78,640	1,585,087
Hexaware Technologies	60,494	599,967
Persistent Systems	14,392	1,013,867
Redington	272,754	1,034,754
Tech Mahindra	73,609	1,447,976
		5,681,651
Materials — 4.4%
Coromandel International	57,956	1,692,996
JK Cement	7,176	514,604
Solar Industries India	2,602	533,932
UPL	32,817	253,035
Welspun	39,163	422,180
		3,416,747
		19,109,246
INDONESIA — 1.8%
Materials — 1.8%
Aneka Tambang	7,453,500	1,395,666

MALAYSIA — 1.0%
Energy — 0.3%
Petronas Dagangan	39,400	201,375

Financials — 0.7%
AMMB Holdings	184,200	223,114
RHB Bank	217,800	325,885
		548,999
		750,374

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex- CHINA EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
MEXICO — 1.1%
Consumer Staples — 0.4%
Alfa, Cl A	386,400	$283,276

Financials — 0.3%
Gentera	119,300	252,846

Real Estate — 0.4%
Fibra MTY ‡	504,500	350,896
		887,018
PERU — 1.1%
Financials — 1.1%
Credicorp	3,762	840,882

PHILIPPINES — 1.2%
Consumer Discretionary — 0.4%
DigiPlus Interactive	373,790	345,058

Financials — 0.8%
China Banking	523,230	631,164
		976,222
POLAND — 3.0%
Energy — 0.6%
ORLEN	19,751	448,719

Utilities — 2.4%
Tauron Polska Energia *	820,764	1,910,554
		2,359,273
QATAR — 1.2%
Financials — 1.2%
Doha Bank QPSC	1,387,752	969,635

RUSSIA — 0.0%
Energy — 0.0%
Gazprom Neft PJSC (A)	111,970	–

Materials — 0.0%
Novolipetsk Steel PJSC (A)	98,630	–
PhosAgro PJSC GDR *(A)	22,934	–
Severstal PAO (A)	11,625	–
		–
		–
SAUDI ARABIA — 3.4%
Consumer Discretionary — 0.3%
United Electronics	9,929	233,631

Financials — 2.3%
Riyad Bank	194,113	1,487,484

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex- CHINA EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
SAUDI ARABIA (continued)
Financials (continued)
Saudi Investment Bank	72,014	$278,801
		1,766,285
Industrials — 0.8%
Riyadh Cables Group	16,735	630,937
		2,630,853
SOUTH AFRICA — 3.9%
Consumer Discretionary — 1.3%
Naspers, Cl N	3,318	1,029,755

Financials — 2.6%
Investec	65,440	487,028
Momentum Group	538,409	1,038,871
OUTsurance Group	82,413	363,250
Sanlam	30,932	154,336
		2,043,485
		3,073,240
SOUTH KOREA — 16.6%
Communication Services — 0.8%
LG Uplus	27,212	288,331
SK Telecom	7,019	294,885
		583,216
Consumer Discretionary — 0.7%
Kia	7,956	571,233

Energy — 0.6%
HD Hyundai	4,953	475,262

Financials — 4.4%
Industrial Bank of Korea	36,262	490,623
JB Financial Group	62,105	945,656
Korea Investment Holdings	5,296	547,808
Woori Financial Group	87,791	1,460,365
		3,444,452
Industrials — 2.3%
Hanwha	5,955	416,091
HD Hyundai Heavy Industries	1,620	514,352
HD Korea Shipbuilding & Offshore Engineering	3,042	824,964
		1,755,407
Information Technology — 6.4%
Samsung Electronics	69,569	3,082,563

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex- CHINA EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
SOUTH KOREA (continued)
Information Technology (continued)
SK Hynix	9,077	$1,963,903
		5,046,466
Utilities — 1.4%
Korea Electric Power	38,314	1,115,694
		12,991,730
TAIWAN — 27.2%
Communication Services — 0.5%
International Games System	13,000	381,829

Consumer Discretionary — 0.4%
Makalot Industrial	38,440	310,552

Health Care — 0.7%
PharmaEssentia *	29,000	544,023

Industrials — 2.7%
Evergreen Marine Taiwan	28,000	190,743
United Integrated Services	83,000	1,770,129
Wan Hai Lines	55,000	167,568
		2,128,440
Information Technology — 22.9%
Accton Technology	46,000	1,149,528
Asustek Computer	57,000	1,256,607
Hon Hai Precision Industry	233,000	1,284,164
King Slide Works	9,000	626,968
Realtek Semiconductor	26,000	504,656
Taiwan Semiconductor Manufacturing	353,000	12,809,120
Tripod Technology	44,000	372,792
		18,003,835
		21,368,679
THAILAND — 2.9%
Financials — 2.9%
Bangkok Bank	311,100	1,330,193
Kasikornbank	77,300	364,995
SCB X	111,000	401,200
TMBThanachart Bank	3,126,000	181,740
		2,278,128
UNITED ARAB EMIRATES — 3.0%
Communication Services — 1.5%
Emirates Integrated Telecommunications PJSC	426,028	1,150,659

Industrials — 0.7%
Salik PJSC	340,929	561,586

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex- CHINA EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED ARAB EMIRATES (continued)
Real Estate — 0.8%
Emaar Development PJSC	123,310	$453,240
Emaar Properties PJSC	61,171	226,507
		679,747
		2,391,992
UNITED STATES — 1.0%
Consumer Staples — 1.0%
JBS	53,200	771,411

TOTAL COMMON STOCK
(Cost $66,047,585)		76,807,783

PREFERRED STOCK — 1.9%

BRAZIL — 0.4%
Financials — 0.4%
Banco Bradesco (B)	55,900	172,170
Itau Unibanco Holding (B)	22,300	150,646
		322,816
CHILE — 1.3%
Consumer Staples — 1.3%
Embotelladora Andina (B)	251,812	1,025,404

SOUTH KOREA — 0.2%
Consumer Discretionary — 0.2%
Hyundai Motor (B)	1,594	187,675

TOTAL PREFERRED STOCK
(Cost $1,319,624)		1,535,895

TOTAL INVESTMENTS— 99.9%
(Cost $67,367,209)		$78,343,678

Percentages are based on Net Assets of $78,402,704.

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET ex- CHINA EQUITY ETF JUNE 30, 2025 (UNAUDITED)

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

QPSC — Qatari Public Shareholding Company

RAY-QH-002-0800

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.6%
	Shares	Value
AUSTRALIA — 1.3%
Financials — 0.2%
Suncorp Group	16,398	$232,230

Materials — 1.1%
Evolution Mining	202,795	1,035,306
		1,267,536
CANADA — 2.8%
Financials — 2.4%
Power Corp of Canada	8,786	342,490
Toronto-Dominion Bank	27,000	1,981,913
		2,324,403
Utilities — 0.4%
Emera	5,182	236,902
Hydro One	5,300	190,598
		427,500
		2,751,903
CHINA — 0.2%
Financials — 0.2%
BOC Hong Kong Holdings	46,764	203,140

DENMARK — 1.0%
Consumer Discretionary — 0.2%
Pandora	1,252	219,048

Financials — 0.5%
Danske Bank	10,553	428,874

Health Care — 0.3%
Novo Nordisk, Cl B	4,650	321,618
		969,540
FRANCE — 1.0%
Financials — 1.0%
Credit Agricole	16,650	313,983
Societe Generale	11,551	658,295
		972,278
GERMANY — 0.9%
Communication Services — 0.7%
Deutsche Telekom	18,145	659,644

Industrials — 0.2%
Siemens Energy *	1,696	195,222
		854,866

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
ISRAEL — 0.3%
Information Technology — 0.3%
Check Point Software Technologies *	1,267	$280,324

ITALY — 0.8%
Financials — 0.6%
Generali	14,947	530,049

Utilities — 0.2%
Snam	34,852	210,364
		740,413
JAPAN — 5.5%
Communication Services — 0.8%
SoftBank	473,400	730,854

Consumer Discretionary — 0.2%
Asics	9,500	242,030

Energy — 0.3%
ENEOS Holdings	50,800	251,494

Industrials — 3.9%
BayCurrent	35,844	1,841,272
Sanwa Holdings	59,164	1,961,552
		3,802,824
Information Technology — 0.3%
Advantest	4,100	302,437
		5,329,639
LUXEMBOURG — 0.2%
Materials — 0.2%
ArcelorMittal	7,173	226,246

NETHERLANDS — 1.8%
Communication Services — 0.3%
Koninklijke KPN	56,629	274,935

Financials — 1.5%
Adyen *	126	230,495
HAL Trust	6,849	974,409
NN Group	3,646	241,469
		1,446,373
		1,721,308
NEW ZEALAND — 0.3%
Information Technology — 0.3%
Xero *	2,152	253,575

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
NORWAY — 0.2%
Industrials — 0.2%
Kongsberg Gruppen	6,095	$235,405

SWEDEN — 1.3%
Financials — 1.1%
Nordea Bank Abp	50,874	751,601
Svenska Handelsbanken, Cl A	22,961	304,648
		1,056,249
Information Technology — 0.2%
Telefonaktiebolaget LM Ericsson, Cl B	22,495	191,046
		1,247,295
SWITZERLAND — 0.8%
Industrials — 0.5%
Belimo Holding	489	496,372

Materials — 0.3%
DSM-Firmenich	2,826	299,419
		795,791
UNITED KINGDOM — 5.5%
Consumer Staples — 0.5%
Imperial Brands	11,593	457,054

Energy — 0.6%
TechnipFMC	17,688	609,175

Financials — 2.6%
Barclays	161,545	746,692
HSBC Holdings	84,935	1,026,334
NatWest Group	109,875	770,001
		2,543,027
Industrials — 1.8%
International Consolidated Airlines Group	361,331	1,689,453
		5,298,709
UNITED STATES — 75.7%
Communication Services — 6.6%
Alphabet, Cl A	14,520	2,558,860
AT&T	87,584	2,534,681
New York Times, Cl A	10,282	575,586
ROBLOX, Cl A *	6,798	715,150
		6,384,277
Consumer Discretionary — 7.2%
Amazon.com *	16,313	3,578,909
DoorDash, Cl A *	2,483	612,084
Duolingo, Cl A *	1,281	525,236

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
eBay	3,270	$243,484
Lowe's	2,053	455,499
Tapestry	18,301	1,607,011
		7,022,223
Consumer Staples — 6.8%
Altria Group	16,155	947,168
BJ's Wholesale Club Holdings *	2,706	291,788
Kenvue	20,710	433,460
Maplebear *	19,255	871,096
Philip Morris International	12,388	2,256,226
Sprouts Farmers Market *	10,781	1,774,984
		6,574,722
Financials — 2.9%
Bank of New York Mellon	11,064	1,008,041
Brookfield Asset Management, Cl A	5,498	303,929
Brown & Brown	3,754	416,206
Mastercard, Cl A	489	274,789
Tradeweb Markets, Cl A	1,813	265,423
Visa, Cl A	1,509	535,771
		2,804,159
Health Care — 16.0%
Boston Scientific *	3,353	360,146
Bristol-Myers Squibb	31,704	1,467,578
Cardinal Health	3,682	618,576
Centene *	7,348	398,850
Cigna Group	2,537	838,682
CVS Health	16,553	1,141,826
Eli Lilly	1,640	1,278,429
Encompass Health	15,984	1,960,118
Exelixis *	45,803	2,018,767
Gilead Sciences	17,635	1,955,192
McKesson	1,945	1,425,257
Medtronic	10,202	889,308
Penumbra *	1,818	466,553
Veeva Systems, Cl A *	2,290	659,474
		15,478,756
Industrials — 6.3%
Allison Transmission Holdings	11,239	1,067,593
Carrier Global	4,779	349,775
ExlService Holdings *	38,713	1,695,242
GE Vernova	3,680	1,947,272

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Veralto	3,645	$367,963
Verisk Analytics, Cl A	2,118	659,757
		6,087,602
Information Technology — 26.6%
Adobe *	1,222	472,768
Apple	10,565	2,167,621
Arista Networks *	12,965	1,326,449
Atlassian, Cl A *	1,533	311,337
Cisco Systems	36,166	2,509,197
Cloudflare, Cl A *	4,394	860,477
Fortinet *	8,339	881,599
Intuit	2,372	1,868,259
Lam Research	6,441	626,967
Microsoft	10,497	5,221,313
Motorola Solutions	479	201,400
NVIDIA	39,075	6,173,459
Palantir Technologies, Cl A *	2,404	327,713
Rubrik, Cl A *	19,980	1,790,008
VeriSign	1,109	320,279
Zoom Video Communications, Cl A *	3,707	289,072
Zscaler *	1,283	402,785
		25,750,703
Materials — 0.1%
Agnico Eagle Mines	1,189	141,408

Real Estate — 1.3%
NNN REIT ‡	16,472	711,261
Omega Healthcare Investors ‡	13,879	508,665
		1,219,926
Utilities — 1.9%
Atmos Energy	2,491	383,888
National Fuel Gas	11,001	931,895
UGI	15,204	553,729
		1,869,512
		73,333,288
TOTAL COMMON STOCK
(Cost $86,846,194)		96,481,256

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
WARRANT — 0.0%
	Number of Warrants	Value
CANADA — 0.0%
Constellation Software, Expires 08/22/2028 (A)	202	$–

TOTAL WARRANT
(Cost $—)		–

TOTAL INVESTMENTS— 99.6%
(Cost $86,846,194)		$96,481,256

Percentages are based on Net Assets of $96,904,954.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

RAY-QH-003-0800

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM JAPAN EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 98.8%
	Shares	Value
JAPAN — 98.8%
Communication Services — 2.8%
Internet Initiative Japan	20,529	$404,057
		404,057
Consumer Discretionary — 32.8%
ABC-Mart	9,257	189,825
Asics	23,187	590,731
Fast Retailing	1,252	429,223
Food & Life	8,150	395,806
Resorttrust	42,493	518,053
Ryohin Keikaku	14,786	708,872
Sanrio	11,614	560,257
Seiren	21,578	347,770
Sony Group	18,264	471,631
Toyota Motor	29,058	501,517
		4,713,685
Consumer Staples — 7.1%
Kao	10,410	465,349
Lifedrink	18,973	278,202
Toyo Suisan Kaisha	4,041	268,150
		1,011,701
Financials — 8.6%
Mitsubishi UFJ Financial Group	55,600	763,299
Premium Group	32,258	468,757
		1,232,056
Health Care — 2.2%
Daiichi Sankyo	13,602	316,873
		316,873
Industrials — 22.1%
Ebara	20,652	397,184
Fujikura	9,640	505,275
Hitachi	15,835	460,979
Hoshizaki	10,531	362,783
Kawasaki Heavy Industries	7,475	564,073
Mitsubishi	14,633	292,569
SIGMAXYZ Holdings	70,121	608,756
		3,191,619
Information Technology — 17.8%
Disco	1,656	488,735
Maruwa	2,430	695,463
NEC	26,635	777,964

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM JAPAN EQUITY ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
JAPAN (continued)
Information Technology (continued)
SCSK	19,495	$586,827
		2,548,989
Materials — 5.4%
Osaka Soda	39,564	492,205
Shin-Etsu Chemical	8,624	284,909
		777,114
TOTAL COMMON STOCK
(Cost $11,477,837)		14,196,094

TOTAL INVESTMENTS— 98.8%
(Cost $11,477,837)		$14,196,094

Percentages are based on Net Assets of $14,362,688.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

RAY-QH-004-0300